Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Navient Credit Funding, LLC

Navient Solutions, Inc. (together, the “Company”)

Barclays Capital Inc.

Goldman, Sachs & Co.

J.P. Morgan Securities LLC

(collectively, with the Company, the “Specified Parties”)

Re: Navient Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 101 of the AICPA’s Code of Professional Conduct, and its interpretations and rulings.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

Navient Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 8, 2015

•	The phrases “CLASS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•	The phrase “Data File” means an electronic data file containing certain information related to 107,311 student loans (the “Student Loans”) as of May 17, 2015, provided to us by the Company on June 5, 2015.

•	The phrase “Supplemental Data Screenshot” means an image file provided to us by the Company, containing certain current status end date information as of May 17, 2015.

•	The phrase “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS Screen, #BS1 Screen, #BS5 Screen, #CSS Screen, #NM CC Screen, #EDH Screen, #CIS Screen, #NPO Screen, #BS3 Screen, #HDI Screen, School Profile Screen, Loan Directory Data Screen, Disbursement Data Screen (Screen #115), Screen #111, Screen #122, Mainframe Table “LSPAS,” and Mainframe Table “LSLCR.” The Loan File, maintained and furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the CLASS System, FDR System and/or ENCORE System.

I. The Selected Student Loans

We were instructed by the Company to select a random sample of the Student Loans from the Data File utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans” as listed in Exhibit A attached hereto). The Company is responsible for the information set forth in the Data File.

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each Selected Student Loan, we performed the specific procedures listed using the respective Loan File and the Supplemental Data Screenshot (the “Loan File Documents”). The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File Documents or other information for each of the attributes identified constituted an exception, except for certain procedures, as detailed below, related to Social Security Number, Signature(s) on the Promissory Note, State of Residence, and Recent FICO. The Loan File Documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File Document(s)

Social Security Number	Promissory Note within the ENCORE System

Signature(s) on the Promissory Note	Promissory Note within the ENCORE System

Note: We performed no procedures with regard to assessing compliance with any signatory requirements on the Promissory Note or to confirm the authenticity of the signature(s).

Navient Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 8, 2015

Attributes	Loan File Document(s)

Disbursement Year	“OPEN DATE” column on #BS Screen within the FDR System or “1st DISB” field on Disbursement Data Screen within the CLASS System

Original Principal Balance	Total of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System or “DISB PRIN” field on Disbursement Data Screen within the CLASS System

Current Principal Balance	“ACCOUNT BALANCE” column on #CSS Screen within the FDR System or “AMT OUT” field on Disbursement Data Screen within the CLASS System

Loan Type	“#14” field on #NM CC Screen within the FDR System or “PG” field on Disbursement Data Screen within the CLASS System

Loan Status	“CURR LOAN STAT” column on #EDH Screen within the FDR System or notation of status change on #CIS Screen within the FDR System or “STAT” field on Disbursement Data Screen within the CLASS System

Current Status End Date	“CURR:GRAD/SEP DT,” “METHOD OVERRIDE END DATE” or “MATURITY DT” column on #EDH Screen or #NPO Screen within the FDR System, or notation of status change on the #CIS Screen within the FDR System, or the Supplemental Data Screenshot, or “STATUS END DT” field on Disbursement Data Screen or “ANTICPD PIF DT” field on Screen #111 within the CLASS System

Recomputed Remaining Term	“MATURITY DT,” “RPMT BEGIN DT,” “CYCLE DATE” or “CURR LOAN STATUS” on #EDH Screen, or “METHOD OVERRIDE END DATE” column on #NPO Screen and “MISC FIELD 2” column on #BS3 Screen, or “#9” on #NM CC Screen within the FDR System, or documentation of change that affects the term on #CIS Screen within the FDR System, or “REMAINING TERM” field on Screen #122 within the CLASS system

Repayment Schedule Type	“MISC FIELD 2” column on #BS3 Screen, or “RPMT BEGIN DT” and “CURR LOAN STATUS” on #EDH Screen within the FDR System, or “SCHEDULE TYPE” field on Screen #122 within the CLASS System

Navient Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 8, 2015

Attributes	Loan File Document(s)

Interest Rate	“INT RT” column on #EDH Screen within the FDR System or #HDI Screen within the FDR System for Interest Rate with borrower benefit related information, or “INT RT” field on Disbursement Data Screen within the CLASS System

School Type 1	“MISC FIELD 5” column on #BS3 Screen within the FDR System or “SCHL TYPE” field on School Profile Screen within the CLASS System or “SCHL ID” field on Disbursement Data Screen within the CLASS System

School Type 2 (Title IV)	“SCHL ID” field on Loan Directory Data Screen and “SCHOOL CODE” field on School Profile Screen within the CLASS System

State of Residence	#BS1 Screen within the FDR System or Screen #111 within the CLASS System

Recent FICO	“CREDIT BUREAU SCORE” column on #NM CR Screen within the FDR System or Mainframe Table “LSPAS” within the CLASS System

Original FICO	#HDI Screen within the FDR System or Mainframe Table “LSLCR” within the CLASS System

In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Company to not perform procedures to compare the Social Security Number or Signature(s) on the Promissory Note. The Promissory Note for seven Selected Student Loans was not available in the ENCORE System. These were not considered exceptions.

For purposes of comparing the Current Status End Date, we were instructed by the Company to compare the “Current Status End Date” field in the Data File to the “CURR: GRAD/SEP DT,” “METHOD OVERRIDE END DATE” or “MATURITY DT” column on the #EDH Screen or #NPO Screen within the FDR System, or “STATUS END DT” filed on Disbursement Data Screen or “ANTICPD PIF DT” on Screen #111 within the CLASS System. In the event the Selected Student Loan was updated after May 17, 2015 (the “Cutoff Date”), we were instructed by the Company to view the #CIS Screen within the FDR System to identify if any change was made to the Current Status End Date after the Cutoff Date. Furthermore, in instances where the Current Status End Date did not agree, we were instructed by the Company to utilize the Supplemental Data Screenshot to compare the “Current Status End Date” field in the Data File.

For purposes of comparing Remaining Term, we were instructed by the Company to recompute the Remaining Term (“Recomputed Remaining Term”) by subtracting the last “STATEMENT DATE” before the Cutoff Date from the Cycle after the “MATURITY DT” (one month after the

Navient Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 8, 2015

“MATURITY DT”), both contained in the #EDH Screen within the FDR System, and dividing the result by the average number of days in a month (i.e., 30.4375). If the Cutoff Date was later than the “STATEMENT DATE,” we were instructed by the Company to subtract one month from the calculation. In certain instances, and depending on if the “CURR LOAN STATUS” (contained in the #EDH Screen within the FDR System) was “GRPM,” “DMIP,” any upper-case name that started with an “F” followed by three letters, such as “FORA” or “FORB,” or “SSF#,” where “#” denotes a letter, we were instructed by the Company to recompute the Remaining Term as the total of (1) the difference between the Cutoff Date and the “METHOD OVERRIDE END DATE” column contained in the #NPO Screen within the FDR System and (2) the difference between the Cutoff Date and the Cycle after the Maturity Date (one month after the “MATURITY DT”), divided by the average number of days in a month (i.e., 30.4375). In addition, we were instructed by the Company to compare the Remaining Term by viewing column “#9” contained in the #NM CC Screen within the FDR System for Selected Student Loans for which the “CURR LOAN STATUS” indicated “In-Grace” or the “MISC FIELD 2” indicated “In-Deferment.” Furthermore, for Selected Student Loans for which the “CURR LOAN STATUS” indicated “In-School,” we were instructed by the Company to recompute the Remaining Term by subtracting the Cycle after the “RPMT BEGIN DT” (one month after the “RPMT BEGIN DT”) from the Cycle after the “MATURITY DT” (one month after the “MATURITY DT”), both contained in the #EDH Screen within the FDR System, and dividing the result by the average number of days in a month (i.e., 30.4375). For Selected Student Loan information stored on the CLASS System, we were instructed by the Company to use the “REMAINING TERM” field on Screen #122 within the CLASS System with an adjustment for the timing from the Cutoff Date to the date the procedures was performed.

For purposes of comparing State of Residence, in the event a Selected Student Loan did not contain a value in the “State of Residence” field in the Data File, we were informed by the Company that this was due to the borrower residing at a foreign address. We were instructed by the Company to not perform procedures to compare the State of Residence for such Selected Student Loans. There were two such instances noted for the Selected Student Loans. These were not considered exceptions.

For purposes of comparing Recent FICO, we were informed by the Company that if the “DATE CB SCORE GENERATED” in the #NM CR Screen within the FDR System was later than the Cutoff Date, the “CREDIT BUREAU SCORE” field on the #NM CR Screen would display a more recent FICO score than the one listed in the Data File. We noted the “DATE CB SCORE GENERATED” for 333 Selected Student Loans was later than the Cutoff Date. For any Selected Student Loans for which this was the case, the Specified Parties instructed us that this was not considered an exception. For Selected Student Loan information stored on the CLASS System, we were instructed by the Company to use Mainframe Table “LSPAS” within the CLASS System to compare Recent FICO.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan File Documents. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, perform an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Student Loans. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Navient Private Education Loan Trust 2015-B, Private Education Loan-Backed Notes

July 8, 2015

The procedures performed were applied based on methodologies and information included in the Data File, Supplemental Data Screenshot or provided by the Company, without verification or evaluation of such methodologies and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Loan File Documents, the Data File, the Supplemental Data Screenshot, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Navient Credit Funding, LLC, Navient Solutions, Inc., Barclays Capital Inc., Goldman Sachs & Co., and J.P. Morgan Securities LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

July 8, 2015

THE FOLLOWING PAGES CONSTITUTE EXHIBIT A.

Exhibit A The Selected Student Loans
Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	[Redacted]	51	[Redacted]	101	[Redacted]	151	[Redacted]
2	[Redacted]	52	[Redacted]	102	[Redacted]	152	[Redacted]
3	[Redacted]	53	[Redacted]	103	[Redacted]	153	[Redacted]
4	[Redacted]	54	[Redacted]	104	[Redacted]	154	[Redacted]
5	[Redacted]	55	[Redacted]	105	[Redacted]	155	[Redacted]
6	[Redacted]	56	[Redacted]	106	[Redacted]	156	[Redacted]
7	[Redacted]	57	[Redacted]	107	[Redacted]	157	[Redacted]
8	[Redacted]	58	[Redacted]	108	[Redacted]	158	[Redacted]
9	[Redacted]	59	[Redacted]	109	[Redacted]	159	[Redacted]
10	[Redacted]	60	[Redacted]	110	[Redacted]	160	[Redacted]
11	[Redacted]	61	[Redacted]	111	[Redacted]	161	[Redacted]
12	[Redacted]	62	[Redacted]	112	[Redacted]	162	[Redacted]
13	[Redacted]	63	[Redacted]	113	[Redacted]	163	[Redacted]
14	[Redacted]	64	[Redacted]	114	[Redacted]	164	[Redacted]
15	[Redacted]	65	[Redacted]	115	[Redacted]	165	[Redacted]
16	[Redacted]	66	[Redacted]	116	[Redacted]	166	[Redacted]
17	[Redacted]	67	[Redacted]	117	[Redacted]	167	[Redacted]
18	[Redacted]	68	[Redacted]	118	[Redacted]	168	[Redacted]
19	[Redacted]	69	[Redacted]	119	[Redacted]	169	[Redacted]
20	[Redacted]	70	[Redacted]	120	[Redacted]	170	[Redacted]
21	[Redacted]	71	[Redacted]	121	[Redacted]	171	[Redacted]
22	[Redacted]	72	[Redacted]	122	[Redacted]	172	[Redacted]
23	[Redacted]	73	[Redacted]	123	[Redacted]	173	[Redacted]
24	[Redacted]	74	[Redacted]	124	[Redacted]	174	[Redacted]
25	[Redacted]	75	[Redacted]	125	[Redacted]	175	[Redacted]
26	[Redacted]	76	[Redacted]	126	[Redacted]	176	[Redacted]
27	[Redacted]	77	[Redacted]	127	[Redacted]	177	[Redacted]
28	[Redacted]	78	[Redacted]	128	[Redacted]	178	[Redacted]
29	[Redacted]	79	[Redacted]	129	[Redacted]	179	[Redacted]
30	[Redacted]	80	[Redacted]	130	[Redacted]	180	[Redacted]
31	[Redacted]	81	[Redacted]	131	[Redacted]	181	[Redacted]
32	[Redacted]	82	[Redacted]	132	[Redacted]	182	[Redacted]
33	[Redacted]	83	[Redacted]	133	[Redacted]	183	[Redacted]
34	[Redacted]	84	[Redacted]	134	[Redacted]	184	[Redacted]
35	[Redacted]	85	[Redacted]	135	[Redacted]	185	[Redacted]
36	[Redacted]	86	[Redacted]	136	[Redacted]	186	[Redacted]
37	[Redacted]	87	[Redacted]	137	[Redacted]	187	[Redacted]
38	[Redacted]	88	[Redacted]	138	[Redacted]	188	[Redacted]
39	[Redacted]	89	[Redacted]	139	[Redacted]	189	[Redacted]
40	[Redacted]	90	[Redacted]	140	[Redacted]	190	[Redacted]
41	[Redacted]	91	[Redacted]	141	[Redacted]	191	[Redacted]
42	[Redacted]	92	[Redacted]	142	[Redacted]	192	[Redacted]
43	[Redacted]	93	[Redacted]	143	[Redacted]	193	[Redacted]
44	[Redacted]	94	[Redacted]	144	[Redacted]	194	[Redacted]
45	[Redacted]	95	[Redacted]	145	[Redacted]	195	[Redacted]
46	[Redacted]	96	[Redacted]	146	[Redacted]	196	[Redacted]
47	[Redacted]	97	[Redacted]	147	[Redacted]	197	[Redacted]
48	[Redacted]	98	[Redacted]	148	[Redacted]	198	[Redacted]
49	[Redacted]	99	[Redacted]	149	[Redacted]	199	[Redacted]
50	[Redacted]	100	[Redacted]	150	[Redacted]	200	[Redacted]

Exhibit A The Selected Student Loans
Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
201	[Redacted]	242	[Redacted]	283	[Redacted]	324	[Redacted]
202	[Redacted]	243	[Redacted]	284	[Redacted]	325	[Redacted]
203	[Redacted]	244	[Redacted]	285	[Redacted]	326	[Redacted]
204	[Redacted]	245	[Redacted]	286	[Redacted]	327	[Redacted]
205	[Redacted]	246	[Redacted]	287	[Redacted]	328	[Redacted]
206	[Redacted]	247	[Redacted]	288	[Redacted]	329	[Redacted]
207	[Redacted]	248	[Redacted]	289	[Redacted]	330	[Redacted]
208	[Redacted]	249	[Redacted]	290	[Redacted]	331	[Redacted]
209	[Redacted]	250	[Redacted]	291	[Redacted]	332	[Redacted]
210	[Redacted]	251	[Redacted]	292	[Redacted]	333	[Redacted]
211	[Redacted]	252	[Redacted]	293	[Redacted]	334	[Redacted]
212	[Redacted]	253	[Redacted]	294	[Redacted]	335	[Redacted]
213	[Redacted]	254	[Redacted]	295	[Redacted]	336	[Redacted]
214	[Redacted]	255	[Redacted]	296	[Redacted]	337	[Redacted]
215	[Redacted]	256	[Redacted]	297	[Redacted]	338	[Redacted]
216	[Redacted]	257	[Redacted]	298	[Redacted]	339	[Redacted]
217	[Redacted]	258	[Redacted]	299	[Redacted]	340	[Redacted]
218	[Redacted]	259	[Redacted]	300	[Redacted]	341	[Redacted]
219	[Redacted]	260	[Redacted]	301	[Redacted]	342	[Redacted]
220	[Redacted]	261	[Redacted]	302	[Redacted]	343	[Redacted]
221	[Redacted]	262	[Redacted]	303	[Redacted]	344	[Redacted]
222	[Redacted]	263	[Redacted]	304	[Redacted]	345	[Redacted]
223	[Redacted]	264	[Redacted]	305	[Redacted]	346	[Redacted]
224	[Redacted]	265	[Redacted]	306	[Redacted]	347	[Redacted]
225	[Redacted]	266	[Redacted]	307	[Redacted]	348	[Redacted]
226	[Redacted]	267	[Redacted]	308	[Redacted]	349	[Redacted]
227	[Redacted]	268	[Redacted]	309	[Redacted]	350	[Redacted]
228	[Redacted]	269	[Redacted]	310	[Redacted]	351	[Redacted]
229	[Redacted]	270	[Redacted]	311	[Redacted]	352	[Redacted]
230	[Redacted]	271	[Redacted]	312	[Redacted]	353	[Redacted]
231	[Redacted]	272	[Redacted]	313	[Redacted]	354	[Redacted]
232	[Redacted]	273	[Redacted]	314	[Redacted]	355	[Redacted]
233	[Redacted]	274	[Redacted]	315	[Redacted]	356	[Redacted]
234	[Redacted]	275	[Redacted]	316	[Redacted]	357	[Redacted]
235	[Redacted]	276	[Redacted]	317	[Redacted]	358	[Redacted]
236	[Redacted]	277	[Redacted]	318	[Redacted]	359	[Redacted]
237	[Redacted]	278	[Redacted]	319	[Redacted]	360	[Redacted]
238	[Redacted]	279	[Redacted]	320	[Redacted]	361	[Redacted]
239	[Redacted]	280	[Redacted]	321	[Redacted]
240	[Redacted]	281	[Redacted]	322	[Redacted]
241	[Redacted]	282	[Redacted]	323	[Redacted]